MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated September 15, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 3 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of August 31, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 4 in the Prospectus):

Equity Funds	38.84%

Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	4.17%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	3.94%
MML Focused Equity Fund (Harris Associates L.P.)	1.46%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	2.78%
MML Fundamental Value Fund (Wellington Management Company, LLP)	3.73%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	2.27%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	2.80%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	1.93%

Total Large Cap Equity Funds	23.08%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	1.71%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.25%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	0.74%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	0.60%

Total Mid Cap Equity Funds	5.30%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	0.91%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.19%

Total Small Cap Equity Funds	2.10%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	1.60%
MML Global Fund (Massachusetts Financial Services Company)	2.04%
MML International Equity Fund (Harris Associates L.P.)	1.57%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	1.58%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	1.57%

Total International/Global Funds	8.36%

Fixed Income Funds	57.80%
MML High Yield Fund (Babson Capital Management LLC)	5.01%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	2.24%
MML Managed Bond Fund (Babson Capital Management LLC)	25.03%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	12.79%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	6.01%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	6.72%

Alternatives	3.33%
Oppenheimer Diversified Alternatives Fund/VA (OFI Global Asset Management)	3.33%

Note: the allocation percentages have been rounded to two decimal places. The allocation among equity and similar funds and fixed income and similar funds therefore does not equal 100%.

Effective immediately, the following information replaces similar information regarding the Oppenheimer Diversified Alternatives Fund/VA found under the heading “Alternatives” in the section titled Appendix A – Description of Underlying Funds on page 151 of the Prospectus:

(Underlying Fund for: MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-14-10

CA 14-02

MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated September 15, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 9 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of August 31, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 10 in the Prospectus):

Equity Funds	48.54%

Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	4.92%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	4.17%
MML Focused Equity Fund (Harris Associates L.P.)	2.13%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	3.25%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.01%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.09%
MML Large Cap Growth Fund (Rainier Investment Management, LLC)	3.26%
MML Managed Volatility Fund (Gateway Investment Advisers, LLC)	2.40%

Total Large Cap Equity Funds	27.23%

Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	2.69%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.95%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.03%
Oppenheimer Discovery Mid Cap Growth Fund/VA (OFI Global Asset Management)	0.92%

Total Mid Cap Equity Funds	7.59%

Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	1.24%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.36%

Total Small Cap Equity Funds	2.60%

International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.20%
MML Global Fund (Massachusetts Financial Services Company)	2.42%
MML International Equity Fund (Harris Associates L.P.)	2.17%
Oppenheimer Global Fund/VA (OFI Global Asset Management)	2.14%
Oppenheimer International Growth Fund/VA (OFI Global Asset Management)	2.19%

Total International/Global Funds	11.12%

Fixed Income Funds	48.14%
MML High Yield Fund (Babson Capital Management LLC)	4.09%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	2.03%
MML Managed Bond Fund (Babson Capital Management LLC)	20.76%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	10.76%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	4.82%
Oppenheimer Global Strategic Income Fund/VA (OFI Global Asset Management)	5.68%

Alternatives	3.32%
Oppenheimer Diversified Alternatives Fund/VA (OFI Global Asset Management)	3.32%

Effective immediately, the following information replaces similar information regarding the Oppenheimer Diversified Alternatives Fund/VA found under the heading “Alternatives” in the section titled Appendix A – Description of Underlying Funds on page 151 of the Prospectus:

(Underlying Fund for: MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-14-11

BA 14-02

MML SERIES INVESTMENT FUND

Supplement dated September 15, 2014 to the

Statement of Additional Information dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following replaces the last sentence in the first paragraph under “Other Disclosures” found on page B-42 in the section titled Disclosure of Portfolio Holdings:

These service providers include the Funds’ custodian (State Street Bank and Trust Company (“State Street”)), the Funds’ sub-administrators (State Street and MassMutual), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MML Advisers, or any of the Funds’ investment advisers, providers of portfolio analysis tools, and any pricing services employed by the Funds.

Effective immediately, the following replaces the last two sentences in the first paragraph under “Administrator and Sub-administrator” found on page B-71 in the section titled Investment Advisory and Other Service Agreements:

MML Advisers has entered into sub-administration agreements with both State Street and MassMutual pursuant to which State Street and MassMutual each assist in many aspects of fund administration and are compensated by MML Advisers for providing administrative services to all of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8086-14-02

MML SERIES INVESTMENT FUND

Supplement dated September 15, 2014 to the

Statement of Additional Information dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following replaces the third paragraph in the section titled Additional Investment Policies found on page B-4:

Each of the MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, and MML Aggressive Allocation seeks to achieve its investment objective by investing in a combination of domestic and international mutual funds advised primarily by MML Advisers or an affiliate of MML Advisers, as well as in non-affiliated funds (“Underlying Funds”)1 using an asset allocation strategy. In managing their portfolios of investments, the Underlying Funds may purchase various securities and investment related instruments and make use of various investment techniques, including, but not limited to, those described below. Except as otherwise stated, references in this section to “the Funds,” “each Fund,” or “a Fund” may relate to the Funds, one or more Underlying Funds, or both.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-14-05